Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity Registrant Name	DRAGANFLY INC.
Entity Central Index Key	0001786286
Entity Address, Address Line One	235 103rd St. E.
Entity Address, City or Town	Saskatoon
Entity Address, State or Province	SK
Entity Address, Country	CA
Entity Address, Postal Zip Code	S7N 1Y8